Financial Instruments and Management of Financial Risks (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at depreciated cost	$ 297,300	$ 215,739
Financial liabilities	297,300	215,737
Linked to USD [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at depreciated cost	12,000	7,025
Financial liabilities	12,000	7,025
Linked to NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at depreciated cost	285,300	208,714
Financial liabilities	$ 285,300	$ 208,714